Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - MUAH [Member] - U.S. Basel III [Member] $ in Millions		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 16,871	$ 15,769
Tier 1 capital (to risk-weighted assets): Actual amount		15,823	15,086
Tier 1 capital (to quarterly average assets): Actual amount	[1]	15,823	15,086
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 15,823	$ 15,086
Total capital (to risk-weighted assets): Actual ratio		0.1629	0.1473
Tier 1 capital (to risk-weighted assets): Actual ratio		0.1528	0.1410
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	0.0956	0.0888
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1528	0.1410
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 12,843	$ 11,237
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	10,772	9,097
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	6,623	6,792
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 9,218	$ 7,492
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	0.12400	0.10500
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	0.10400	0.08500
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	0.04000	0.04000
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	8.90%	7.00%
Capital conservation buffer		4.40%	2.50%

[1]	Excludes certain deductions.
[2]	The minimum capital requirement includes a capital conservation buffer of 2.5% at December 31, 2019 and 4.4% at December 31, 2020.